Note 19 - Stock Options and Nonvested Shares - Summary of Information with Respect to Stock Options Outstanding (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2004 Stock Incentive Plan [Member]
Number outstanding (in shares)	17,332,760	21,326,160	24,505,348	11,144,998
Number exercisable (in shares)	14,513,528	14,070,240	10,500,548
Weighted average remaining contractual life, outstanding (Year)	5 years 310 days
Weighted average exercise price, outstanding (in dollars per share)	$ 0.55	$ 0.57	$ 0.54	$ 0.93
Aggregate intrinsic value, outstanding	$ 12,412,802
Weighted average exercise price, exercisable (in dollars per share)	$ 0.61	$ 0.73	$ 0.93
Aggregate intrinsic value, exercisable	$ 9,616,123
Aggregate intrinsic value, exercisable	$ 9,616,123
2004 Stock Incentive Plan [Member] | $1.07 [Member]
Stock option exercise price (in dollars per share)	$ 1.07
Number outstanding (in shares)	700,000
Number exercisable (in shares)	700,000
2004 Stock Incentive Plan [Member] | $0.96 [Member]
Stock option exercise price (in dollars per share)	$ 0.96
Number outstanding (in shares)	2,268,000
Number exercisable (in shares)	2,268,000
2004 Stock Incentive Plan [Member] | $1.318 [Member]
Stock option exercise price (in dollars per share)	$ 1.318
Number outstanding (in shares)	53,600
Number exercisable (in shares)	53,600
2004 Stock Incentive Plan [Member] | $1.26 [Member]
Stock option exercise price (in dollars per share)	$ 1.26
Number outstanding (in shares)	413,360
Number exercisable (in shares)	413,360
2004 Stock Incentive Plan [Member] | $1.648 [Member]
Stock option exercise price (in dollars per share)	$ 1.648
Number outstanding (in shares)	10,000
Number exercisable (in shares)	10,000
2004 Stock Incentive Plan [Member] | $1.426 [Member]
Stock option exercise price (in dollars per share)	$ 1.426
Number outstanding (in shares)	2,091,000
Number exercisable (in shares)	2,091,000
2004 Stock Incentive Plan [Member] | $1.43 [Member]
Stock option exercise price (in dollars per share)	$ 1.43
Number outstanding (in shares)	50,000
Number exercisable (in shares)	50,000
2004 Stock Incentive Plan [Member] | $0.25 [Member]
Stock option exercise price (in dollars per share)	$ 0.25
Number outstanding (in shares)	11,746,800
Number exercisable (in shares)	8,927,568
2014 Stock Incentive Plan [Member]
Number outstanding (in shares)	1,235,000	1,860,000
Number exercisable (in shares)	480,200
Weighted average remaining contractual life, outstanding (Year)	8 years 255 days
Weighted average exercise price, outstanding (in dollars per share)	$ 0.88	$ 0.89
Aggregate intrinsic value, outstanding	$ 433,540
Weighted average exercise price, exercisable (in dollars per share)	$ 0.89
Aggregate intrinsic value, exercisable	$ 168,688
Aggregate intrinsic value, exercisable	$ 168,688
2014 Stock Incentive Plan [Member] | $0.878 [Member]
Stock option exercise price (in dollars per share)	$ 0.878
Number outstanding (in shares)	985,000
Number exercisable (in shares)	433,400
2014 Stock Incentive Plan [Member] | $0.92 [Member]
Stock option exercise price (in dollars per share)	$ 0.92
Number outstanding (in shares)	30,000
Number exercisable (in shares)	10,800
2014 Stock Incentive Plan [Member] | $1.03 [Member]
Stock option exercise price (in dollars per share)	$ 1.03
Number outstanding (in shares)	50,000
Number exercisable (in shares)	18,000
2014 Stock Incentive Plan [Member] | $1.04 [Member]
Stock option exercise price (in dollars per share)	$ 1.04
Number outstanding (in shares)	50,000
Number exercisable (in shares)	18,000
2014 Stock Incentive Plan [Member] | $0.87 [Member]
Stock option exercise price (in dollars per share)	$ 0.87
Number outstanding (in shares)	120,000
Number exercisable (in shares)